Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Service Agreements
Related Party Transactions
Sales of goods and services	€ 12,033	€ 41,614	€ 48,171
Purchases of goods and services	128,616	121,097	138,833
Balances
Accounts receivable	52,041	121,701
Accounts payable	16,077	11,405
Accrued expenses	5,172	6,520
Products
Related Party Transactions
Sales of goods and services	72,500	66,800	50,086
Purchases of goods and services	481,809	502,478	477,433
Balances
Accounts receivable	23,535	16,078
Accounts payable	76,988	79,389
Fresenius SE | Service Agreements
Related Party Transactions
Sales of goods and services	136	361	123
Purchases of goods and services	40,478	38,010	38,292
Balances
Accounts receivable	10	26
Accounts payable	1,778	2,820
Fresenius SE | Products
Related Party Transactions
Sales of goods and services			5
Fresenius SE affiliates | Service Agreements
Related Party Transactions
Sales of goods and services	3,324	5,164	5,657
Purchases of goods and services	87,984	83,087	100,541
Balances
Accounts receivable	589	1,168
Accounts payable	14,299	8,585
Fresenius SE affiliates | Products
Related Party Transactions
Sales of goods and services	72,500	66,800	50,081
Purchases of goods and services	44,521	39,405	31,719
Balances
Accounts receivable	23,535	16,078
Accounts payable	9,585	5,826
Equity method investees | Service Agreements
Related Party Transactions
Sales of goods and services	8,573	36,089	42,391
Purchases of goods and services	154
Balances
Accounts receivable	51,442	120,507
Equity method investees | Products
Related Party Transactions
Purchases of goods and services	437,288	463,073	€ 445,714
Balances
Accounts payable	€ 67,403	€ 73,563